LOANS PAYABLE	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 7 – LOANS PAYABLE

The Company has an SBA loan with monthly payments that matures on March 13, 2026. The balance due on this loan as of October 31, 2023 and 2022, is $589,092 and $595,092, respectively. As of July 31, 2023, the interest rate on this loan has increased to 10.25% from its original 5.25%. (see note 15)

The Company has a line of credit requiring monthly payments. On December 24, 2021, $106,201 from a CD was applied to the Line of Credit balance. On April 5, 2023, a property pledged as collateral by David Yuengling was taken over by Mid Penn Bank. The property’s appraised value of $204,360 was applied to the principal of the Line of Credit and recognized as gain on extinguishment of debt. The balance due on this loan as of October 31, 2023 and October 31, 2022, is $489,439 and $693,799, respectively. As of October 31, 2023, the interest rate on this loan has increased to 9.5% from its original 4.25%. (see note 15)